Summary of Significant Accounting Policies (Details) - Schedule of Financial Statements - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Financial Statements Abstract
Total assets	$ 261,493	$ 188,597
Total liabilities	$ 31,640	$ 38,872